Organization and Principal Activities - Summary of Results of Operations and Cash Flows of VIE and Subsidiaries (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Cost of revenues	¥ (49,501)	$ (7,390)	¥ (40,088)
Net loss	(53,224)	(7,946)	(69,434)
Net cash provided by/(used in) operating activities	(9,627)	(1,437)	(46,866)
Net cash provided by/(used in) investing activities	(3,309)	(494)	32,128
Net cash provided by/(used in) financing activities	(150,457)	(22,463)	(75,623)
VIE
Variable Interest Entity [Line Items]
Revenues	156,317	23,338	162,605
Cost of revenues	(47,380)	(7,074)	(34,489)
Net loss	(35,265)	(5,265)	(41,793)
Net cash provided by/(used in) operating activities	(113,930)	(17,009)	19,773
Net cash provided by/(used in) investing activities	(603)	(90)	5,768
Net cash provided by/(used in) financing activities	¥ (50,000)	$ (7,465)	¥ 80,000